Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
10.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having the authority and responsibility of planning, directing, and executing the activities of the Company. The Company has determined that its key management personnel consist of the Company’s officers and directors.

	Nine months ended	Nine months ended
	September 30, 2020	September 30, 2019
Accounting fees (included in professional)	$15,084	$76,275
Consulting fees	-	86,518
Total	$15,084	$162,793

As at September 30, 2020, $Nil (December 31, 2019 - $35,093) in total was owed to officers and directors or to companies owned by officers and directors of the Company for services and expenses. These amounts owed have been included in accounts payable and accrued liabilities.

During the nine months ended September 30, 2020, $Nil (September 30, 2019 - $12,403) was included in share issue costs that was paid to officers and directors or to companies owned by officers and directors of the Company in the efforts to raise capital during the period.

During the nine months ended September 30, 2020 and September 30, 2019 the company paid $34,092 and $76,275, respectively, to our U.S. general counsel firm, D R Welch against legal services. An aggregate of 62,500 shares were issued to David Welch as part of the payment.

During the nine months ended September 30, 2020 the company paid $Nil (September 30, 2019 -$17,271 for management services to First Liberty Power Corp., related to the Chairman of the Board of Directors, Don Nicholson.

On April 30, 2019 a loan of $18,625 (CAD $25,000) bearing interest at 2% per annum was given to Ingo Mueller, Chief Executive officer for the purposes of obtaining corporate credit card. The loan was subsequently repaid on August 9, 2019 along with interest accrued.

During the nine months ended September 30, 2020 the company paid $8,862 (September 30, 2019: $19,561) for consulting services to 0902550 BC Ltd. where Don Nicholson is the principal consultant.

On May 1, 2019, the Company entered into a 12 months consulting agreement with Arni Johannson to provide Investor Relations services for a monthly fee of CAD 10,000. As of September 30, 2020, the Company owed $89,962 pursuant to the said agreement.

There were no other payments to related parties for the nine months ended September 30, 2020 and September 30, 2019 other than expense reimbursements in the ordinary course of business.

10.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having the authority and responsibility of planning, directing, and executing the activities of the Company. The Company has determined that its key management personnel consist of the Company’s officers and directors.

	Year ended	Year ended
	31-Dec-2019	31-Dec-2018
Accounting fees (included in professional)	$75,923	$68,405
Consulting fees	$90,436	$89,720
Total	$166,359	$158,125

As at December 31, 2019, $35,093 (December 31, 2018 - $19,758) in total was owing to officers and directors or to companies owned by officers and directors of the Company for services and expenses. These amounts owing have been included in accounts payable and accrued liabilities.

As at December 31, 2019, $Nil (December 31, 2018 - $2,315) was included in rent that was paid to an officer of the Company.

As at December 31, 2019, $12,403 (December 31, 2018 - $38,638) was included in share issue costs that was paid to officers and directors or to companies owned by officers and directors of the Company in the efforts to raise capital during the period.

There were no other payments to related parties for the year ended December 31, 2019 and 2018 other than expense reimbursements in the ordinary course of business.